INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of June 30, 2024	As of December 31, 2023
	$’000	$’000

Finished goods	42,391	37,379
Written down	(117)	(687)

	42,274	36,692

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Statement of comprehensive income

Inventories recognised as an expense in cost of revenue	3,846	7,598

For the six months ended June 30, 2024 and 2023, no reserve for obsolete inventories was recognized by the Company.

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of December 31,
	2023	2022
	$’000	$’000

Statement of financial position
Finished goods	37,379	32,927
Written down	(687)	(1,485)

	36,692	31,442

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Statement of comprehensive income

Inventories recognised as an expense in cost of sales	22,115	30,049	20,098